Acquisitions and Equity Method Investment (Tables)	12 Months Ended
Sep. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
The purchase price has been preliminarily allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of the acquisition in the table that follows. The allocation as of September 30, 2025 is pending the finalization of working capital and tax account balances. There can be no assurance that the estimated amounts recorded will represent the final purchase price allocation.

(in thousands)
Consideration
Cash	$4,042,007
Total estimated contingent consideration	1,087,450
Settlement of a net receivable resulting from a pre-existing commercial relationship	545,738
Estimated fair value of total consideration	$5,675,195

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$143,312
Accounts receivable	450,744
Inventories	110,564
Prepaid expenses and other	12,866
Property and equipment	173,098
Goodwill	4,774,338
Other intangible assets	178,000
Deferred income taxes	46,380
Other assets	182,307
Total assets acquired	$6,071,609

Accounts payable	$72,385
Accrued expenses and other	163,272
Accrued income taxes	4,258
Other liabilities	156,164
Total liabilities assumed	$396,079

Net assets acquired	$5,675,530

Total estimated contingent consideration	(1,087,450)
Settlement of a net receivable resulting from a pre-existing commercial relationship	(545,738)
Noncontrolling interest	(335)
Total cash paid	4,042,007
Cash acquired	(143,312)
Net cash paid	$3,898,695

Schedule of Fair Value of the Intangible Assets Acquired
The estimated fair value of the intangible assets acquired of $558.9 million, and the estimated useful lives are as follows:

(in thousands, except useful lives)	Fair Value	Useful Lives
Customer relationships	$522,634	12
Trade names	30,931	5
Software technology	5,333	6
Total	$558,898